Schedule of investments
Nomura National High-Yield Municipal Bond Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.59%
Education Revenue Bonds — 22.76%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,600,000	$ 1,547,184
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	6,000,000	5,603,820
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) 144A 5.25% 7/1/43 #	255,000	252,766
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,731,360
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,055,000	1,086,892
144A 6.00% 7/1/47 #	8,995,000	9,137,391
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	751,680
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	941,060
Series A 144A 5.50% 7/1/58 #	1,385,000	1,338,298
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,007,800
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	6,115,000	5,239,332
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/49 #	4,000,000	3,546,600
144A 5.00% 7/1/54 #	5,000,000	4,305,050
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,502,950
Arlington, Texas Higher Education Finance Revenue
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,019,900
144A 6.25% 6/1/63 #	5,250,000	5,293,785
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	879,678
Series A 5.00% 8/15/54	1,200,000	1,155,816
(KIPP Texas, Inc.) 3.00% 8/15/49 (PSF)	4,000,000	3,045,920
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	180,848
NQ- VQ [1125] 0126 (5100810)    1

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance Revenue
(Newman International Academy)
Series A 5.00% 8/15/41	600,000	$ 486,642
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	8,175,000	9,229,411
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project)
144A 5.00% 9/1/44 #	725,000	700,162
144A 5.00% 9/1/59 #	3,870,000	3,514,308
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	4,235,000	4,260,029
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,000,000	974,810
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.125% 5/1/38 #	575,000	576,311
(Metropolitan College of New York Project) 5.00% 11/1/39 ‡	1,000,000	700,000
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	2,575,000	2,575,077
144A 5.75% 2/1/49 #	2,700,000	2,546,694
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	10,878,748
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	5,900,000	6,802,051
Series V-1 5.00% 5/1/49	24,670,000	28,292,049
Series V-2 2.25% 4/1/51	4,975,000	3,243,750
Series V-2 5.00% 4/1/51	1,790,000	2,042,533
(University of Southern California) Series A 5.00% 10/1/55	10,830,000	11,576,187
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	9,600,000	9,199,968
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	1,330,000	1,276,920
144A 5.125% 7/1/54 #	1,500,000	1,393,905
2    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	2,000,000	$ 1,857,360
California Municipal Finance Authority Revenue
(Ascent 613 Project)
Series A 144A 5.375% 1/1/55 #	3,645,000	3,568,674
Series A 144A 5.50% 1/1/60 #	250,000	247,357
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	3,999,920
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,256,518
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	968,270
Series A 144A 5.00% 7/1/46 #	2,145,000	1,995,644
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	638,430
144A 5.90% 6/15/44 #	775,000	817,036
144A 6.375% 6/15/64 #	3,600,000	3,799,116
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,750,600
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,939,820
Series A 144A 6.00% 6/1/63 #	3,035,000	2,964,588
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	2,735,000	2,403,573
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	914,869
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	1,850,000	1,648,591
Series A 144A 5.125% 6/1/59 #	6,150,000	5,515,381
Series A 144A 5.125% 6/1/64 #	1,025,000	907,627
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,513,185
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	970,991
Series A 144A 5.50% 7/1/62 #	1,000,000	981,520
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	825,000	825,206
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	720,645
NQ- VQ [1125] 0126 (5100810)    3

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Integrity Charter School Project)
144A 5.50% 7/1/54 #	1,500,000	$ 1,420,485
144A 5.60% 7/1/64 #	1,500,000	1,403,910
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	3,175,000	2,927,350
Series A 144A 5.125% 7/1/62 #	1,680,000	1,529,926
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,042,730
Series A 144A 6.375% 6/1/52 #	1,240,000	1,278,316
Series A 144A 6.50% 6/1/62 #	2,300,000	2,372,381
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	604,897
Series A 144A 5.00% 6/1/64 #	1,600,000	1,453,856
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,321,046
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,678,394
Series A 144A 4.00% 11/1/55 #	2,500,000	1,971,450
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	6,000,000	5,801,460
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,172,745
Series A 6.00% 10/1/49	1,720,000	1,712,982
(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,232,067
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,893,287
Capital Projects Finance Authority Revenue
(Unionwest Properties LLC Project) Series B 144A 2.851% 6/1/62 #, ~	29,500,000	3,940,020
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	306,619
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,381,160
4    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	$ 3,351,929
Capital Trust Authority, Florida Revenue
(AcadeMir Charter Schools, Inc. Project) Series A 144A 6.625% 7/1/65 #	4,900,000	4,955,713
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	415,326
Series A 144A 6.00% 6/15/54 #	655,000	664,347
Series A 144A 6.125% 6/15/60 #	800,000	812,688
(Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project)
Series A 144A 5.25% 7/1/55 #	1,500,000	1,455,000
Series A 144A 5.375% 7/1/65 #	2,650,000	2,588,626
(Mason Classical Academy Project) Series A 144A 5.00% 6/1/64 #	8,950,000	7,940,261
(St. John Classical Academy Project)
Series A 144A 5.125% 6/15/50 #	500,000	458,905
Series A 144A 5.25% 6/15/59 #	1,000,000	910,980
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,745,200
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	10,796,520
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,640,000	1,640,541
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,069,160
5.00% 4/1/45	1,665,000	1,671,344
5.75% 4/1/48	5,150,000	5,428,409
City of Burbank, Illinois Revenue
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	3,937,160
NQ- VQ [1125] 0126 (5100810)    5

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University) Series 2024C 5.00% 10/1/56	1,200,000	$ 1,159,800
City of Sierra, Arizona Vista Education Facility Revenue
(Champion Schools Project) 144A 5.75% 6/15/64 #	3,600,000	3,434,580
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,182,042
City of Woodbury, Minnesota Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	945,670
144A 5.50% 6/1/55 #	5,000,000	4,705,900
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	621,690
Series A 144A 5.375% 1/1/39 #	850,000	865,011
Series A 144A 5.875% 1/1/49 #	1,500,000	1,492,815
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	321,471
Series A 144A 5.75% 6/15/44 #	600,000	569,448
Series A 144A 6.00% 6/15/54 #	955,000	889,315
Series A 144A 6.25% 6/15/53 #	3,710,000	3,575,809
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,181,599
Series A 144A 6.40% 6/15/53 #	1,850,000	1,851,239
Cobb County, Georgia Development Authority Education Facilities Revenue
(Mt. Bethel Christian Academy Project)
144A 6.25% 6/1/55 #	2,655,000	2,744,288
144A 6.25% 6/1/64 #	3,150,000	3,233,601
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	1,996,900
6    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.75% 4/1/59 #	2,250,000	$ 2,197,867
Series A 144A 5.80% 4/1/54 #	2,800,000	2,771,916
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,506,375
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	555,000	532,473
144A 5.00% 12/1/50 #	1,740,000	1,549,209
144A 5.00% 12/1/55 #	3,440,000	2,989,979
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,958,510
County of Palm Beach, Florida Revenue
(Provident Group-PBAU Properties II LLC-Palm Beach Atlantic University Project) Series A 144A 5.75% 10/1/65 #	10,000,000	10,287,100
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	377,425
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project)
144A 6.00% 7/1/65 #	5,000,000	5,025,250
Series A 144A 6.00% 7/1/55 #	1,710,000	1,731,614
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 144A 5.00% 6/1/61 #	1,500,000	1,300,380
Series A 5.75% 6/1/54	3,000,000	2,973,390
Series A 6.00% 6/1/58	1,600,000	1,607,472
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,793,366
144A 5.25% 10/1/56 #	3,800,000	3,532,328
(Renaissance Charter School Projects)
Series A 144A 6.125% 6/15/44 #	5,300,000	5,301,113
Series C 144A 5.00% 9/15/50 #	2,000,000	1,747,540
(SFP - Tampa I - The Henry Project)
Series A-1 144A 5.00% 6/1/44 #	1,600,000	1,569,424
Series A-1 144A 5.25% 6/1/59 #	2,500,000	2,394,050
NQ- VQ [1125] 0126 (5100810)    7

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Higher Educational Facilities Financing Authority Revenue
(Keiser University Project) 144A 6.25% 7/1/55 #	9,800,000	$ 9,802,156
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	2,975,000	3,042,860
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,421,355
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	951,320
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	748,871
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	480,000	480,135
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	531,933
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	518,626
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,938,602
(Rogers Park Montessori Project) 144A 6.375% 8/1/55 #	3,590,000	3,665,965
(Rogers Park Montessori School Project) 144A 6.25% 8/1/45 #	1,000,000	1,033,980
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,540,191
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,120,680
144A 7.00% 6/15/58 #	6,405,000	6,581,842
(PRG - UINDY Properties LLC)
5.25% 7/1/45	1,140,000	1,078,531
5.25% 7/1/55	1,545,000	1,404,158
5.625% 7/1/50	1,000,000	968,840
5.75% 7/1/60	2,160,000	2,093,990
8    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority Revenue
(PRG - UINDY Properties LLC)
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	$ 6,093,539
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	1,501,080
Iowa Higher Education Loan Authority Revenue
(University of Dubuque Project) 6.00% 10/1/55	1,800,000	1,901,196
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,147,013
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	3,500,000	3,651,270
Series A 144A 7.50% 6/1/59 #	5,000,000	5,245,050
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,040,537
144A 6.25% 6/1/62 #	1,420,000	1,435,804
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	998,160
Series A 144A 6.375% 6/1/62 #	1,330,000	1,327,340
(Lafayette Renaissance Charter Academy Project)
144A 6.00% 6/15/59 #	3,100,000	3,112,369
144A 6.50% 6/15/59 #	4,900,000	4,983,398
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,501,680
Series A 144A 6.375% 6/1/52 #	2,250,000	2,035,575
Series A 144A 6.50% 6/1/62 #	4,000,000	3,612,640
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,630,611
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,685,477
Series A 144A 6.00% 6/15/52 #	1,530,000	1,534,957
NQ- VQ [1125] 0126 (5100810)    9

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,775,000	$ 4,594,696
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	4,470,000	5,040,104
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	20,590,981
(Merrimack College Student Housing Project)
Series A 144A 5.00% 7/1/54 #	1,200,000	1,144,704
Series A 144A 5.00% 7/1/60 #	1,100,000	1,034,770
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,000,520
Series A 144A 6.00% 9/15/45 #	1,000,000	1,000,060
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,096,168
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,855,180
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,340,000	1,339,933
Series A 6.50% 12/1/40	3,900,000	3,813,147
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,360,000	1,359,946
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	2,000,000	1,794,500
Series A 144A 5.00% 7/1/59 #	350,000	311,168
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,595,223
Series A 144A 5.00% 12/15/38 #	1,000,000	999,990
Series A 144A 5.00% 12/15/48 #	500,000	461,930
Series A 144A 5.125% 12/15/45 #	2,515,000	2,402,152
10    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	$ 2,847,550
(Cornell University) Series A 5.50% 7/1/54	15,500,000	16,805,255
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	607,860
144A 6.00% 6/15/44 #	1,000,000	976,360
144A 6.50% 6/15/64 #	3,000,000	2,975,040
Oregon State Facilities Authority Revenue
(Redmond Proficiency Academy Project)
Series A 144A 5.625% 6/15/55 #	500,000	495,735
Series A 144A 6.00% 6/15/65 #	1,225,000	1,242,983
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	10,000,000	10,964,100
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project) Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,772,880
Pima County, Arizona Industrial Development Authority Education Revenue
144A 4.00% 6/15/51 #	4,000,000	3,113,200
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	500,515
144A 5.75% 5/1/50 #	1,530,000	1,506,254
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #, ‡	7,000,000	5,600,000
144A 5.00% 7/1/55 #, ‡	7,370,000	5,896,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	755,136
Public Finance Authority Revenue
(Triad Educational Services, Inc.) 5.50% 6/15/62	3,025,000	3,026,331
Public Finance Authority Charter School Revenue
(Foundation Academy Charter School)
144A 5.00% 7/1/55 #	2,000,000	1,820,700
144A 5.00% 7/1/60 #	1,200,000	1,072,140
NQ- VQ [1125] 0126 (5100810)    11

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Shelby County, Health Educational and Housing Facility Board Revenue
(Madrone Memphis Student Housing I, LLC - University of Memphis Project)
Series A-1 144A 5.00% 6/1/44 #	1,000,000	$ 980,890
Series A-1 144A 5.25% 6/1/56 #	2,000,000	1,912,460
Sierra Vista Industrial Development Authority Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/59 #	4,000,000	3,556,520
144A 5.00% 6/15/64 #	3,500,000	3,070,830
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,681,530
Series A 144A 4.00% 6/1/56 #	1,530,000	1,032,781
(Greer Preparatory Academy Project)
144A 6.50% 6/15/54 #	1,750,000	1,756,808
144A 6.50% 6/15/59 #	2,500,000	2,503,425
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	4,412,000
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,585,470
Series A 144A 7.25% 6/15/58 #	2,915,000	2,957,122
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	943,346
Series A 144A 7.00% 6/15/53 #	1,830,000	1,837,851
Series A 144A 7.125% 6/15/58 #	1,510,000	1,524,707
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,200,291
University of California Revenue
Series CC 5.00% 5/15/53	4,565,000	4,847,893
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	18,500,000	20,869,850
University of Virginia Revenue
Series A-2 3.57% 4/1/45	10,000,000	8,941,500
12    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	$ 2,364,312
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,954,867
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	977,030
Series A 144A 5.00% 6/15/50 #	2,200,000	1,954,238
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/55	2,000,000	2,128,120
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	5,000,000	5,052,550
(Radford Court And Nordheim Court Portfolio) 5.50% 7/1/59	6,000,000	6,102,600
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	2,300,000	2,491,981
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,318,365	12,926,523
(Cherokee Classical Academy Project)
Series A 144A 6.50% 6/15/45 #	325,000	322,923
Series A 144A 6.75% 6/15/55 #	500,000	497,780
Series A 144A 7.00% 6/15/65 #	1,000,000	1,006,380
(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	3,207,945
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	312,060
Series A 144A 6.625% 7/1/53 #	600,000	620,832
Series A 144A 6.75% 7/1/58 #	550,000	571,417
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	1,000,160
Series A 5.25% 6/15/54	1,200,000	1,205,952
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,040,100
NQ- VQ [1125] 0126 (5100810)    13

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Revolution Academy)
Series A 144A 6.25% 10/1/58 #	3,885,000	$ 3,945,295
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	3,580,000	3,156,736
Series A 6.125% 6/15/57	2,620,000	2,321,006
(Triad Educational Services, Inc.)
5.25% 6/15/65	4,200,000	4,018,812
5.50% 6/15/55	2,200,000	2,211,946
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	270,000	265,386
Series A 144A 5.00% 6/15/39 #	500,000	486,155
(Wittenberg University) 144A 5.25% 12/1/39 #	5,000,000	4,338,600
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	927,320
Series A 5.00% 10/15/54	465,000	422,918
		742,469,915
Electric Revenue Bonds — 2.35%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,561,087
City of New York, Long Island Power Authority Revenue
Series A 5.25% 9/1/50	6,000,000	6,434,280
City of Seattle, Washington Municipal Light and Power Revenue
Series A 4.00% 7/1/51	5,000,000	4,531,150
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	5,750,512
Series A 5.05% 7/1/42 ‡	4,590,000	3,063,825
Series A 6.75% 7/1/36 ‡	1,500,000	1,001,250
Series AAA 5.25% 7/1/26 ‡	1,955,000	1,302,650
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,557,775
Series AAA 5.25% 7/1/28 ‡	1,205,000	804,338
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,687,938
Series TT 5.00% 7/1/23 ‡	2,785,000	1,852,025
14    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37 ‡	5,230,000	$ 3,491,025
Series WW 5.00% 7/1/28 ‡	6,040,000	4,031,700
Series WW 5.25% 7/1/25 ‡	1,530,000	1,017,450
Series WW 5.25% 7/1/33 ‡	1,260,000	841,050
Series WW 5.50% 7/1/38 ‡	9,035,000	6,030,862
Series XX 4.75% 7/1/26 ‡	920,000	614,100
Series XX 5.25% 7/1/40 ‡	19,300,000	12,882,750
Series XX 5.75% 7/1/36 ‡	7,470,000	4,986,225
Series ZZ 4.75% 7/1/27 ‡	760,000	507,300
Series ZZ 5.25% 7/1/26 ‡	8,280,000	5,523,712
		76,473,004
Healthcare Revenue Bonds — 15.98%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	4,595,000	4,285,849
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	5,311,947	802,954
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	2,199,550	1,680,478
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	5,189,384	2,737,867
(ISF - Ativo Portfolio)
Series A 144A 6.75% 3/1/65 #	9,000,000	9,017,550
Series A 144A 6.875% 3/1/55 #	2,000,000	2,041,260
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project)
5.00% 7/15/42	575,000	561,913
5.00% 7/15/41	5,395,000	5,355,616
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,856,827
5.75% 6/1/35	1,500,000	1,505,115
5.75% 6/1/45	2,500,000	2,383,025
6.00% 6/1/50	3,130,000	3,016,287
NQ- VQ [1125] 0126 (5100810)    15

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brookhaven, Georgia Development Authority Revenue
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	5,000,000	$ 4,564,450
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	11,355,000	8,468,900
Series A 3.00% 8/15/51 (BAM)	10,000,000	7,784,100
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AG)	5,000,000	4,011,500
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	1,019,178
Series A 144A 6.625% 1/1/32 #	500,000	490,920
Series A 144A 6.875% 1/1/42 #	1,500,000	1,422,795
California Public Finance Authority Revenue
Series A 144A 6.375% 6/1/59 #	8,000,000	7,655,360
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AG)	2,000,000	2,066,360
Capital Projects Finance Authority Revenue
(Millenia Orlando Project)
Series A 144A 7.125% 1/1/65 #	6,400,000	6,575,808
Series A 144A 7.25% 1/1/55 #	1,000,000	1,046,430
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,676,000
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	249,862
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	3,260,771
Second Tier Series B 5.00% 1/1/47	2,375,000	1,325,440
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,200,000	5,663,986
16    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Colby, Kanas Hospital Loan Anticipation Revenue
(Citizens Medical Center, Inc. Project) 5.50% 7/1/26	9,000,000	$ 9,003,510
City of Kalispell, Montana Revenue
(Immanuel Living at Buffalo Hill Project) Series A 6.00% 5/15/60	6,900,000	7,044,762
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village) Series A 4.00% 5/15/34	1,000,000	967,690
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	3,500,000	2,605,330
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	5,000,000	4,597,450
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,501,300
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,266,880
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,550,145
Series A 6.50% 12/1/52	2,000,000	2,036,000
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	970,470
Series A 5.375% 11/15/55	1,000,000	983,320
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	359,750
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	6,770,000	4,908,859
(American Baptist) 8.00% 8/1/43	2,500,000	1,587,775
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	884,775
NQ- VQ [1125] 0126 (5100810)    17

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	$ 633,263
Series A 144A 5.75% 12/1/35 #	1,150,000	892,906
Series A 144A 6.125% 12/1/45 #	1,200,000	869,436
Series A 144A 6.25% 12/1/50 #	560,000	394,290
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.50% 2/15/52	4,000,000	3,983,520
5.50% 2/15/57	4,930,000	4,893,715
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,593,330
144A 5.375% 7/1/39 #	1,575,000	1,737,241
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	6,938,723
Florida Local Government Finance Commission Senior Living Revenue
(Fleet Landing At Nocatee Project) Series A 144A 6.875% 11/15/64 #	6,500,000	6,802,770
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	910,860
5.25% 11/15/51	1,350,000	1,154,885
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,000,000
Hamilton County, Ohio Hospital Facilities Revenue
(UC Health) Series A 5.50% 8/1/51	4,000,000	4,133,160
Harris County, Texas Cultural Education Facilities Finance Revenue
(Texas Children's Hospital) 3.00% 10/1/51	1,000,000	722,340
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,200,619
18    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	6,000,000	$ 4,225,560
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	409,063
Illinois Finance Authority Revenue
(Northshore University HealthSystem) 3.25% 8/15/49	5,000,000	3,989,300
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,145,530
(The Admiral at the Lake Project)
5.25% 5/15/42	3,200,000	2,793,568
5.50% 5/15/54	9,375,000	7,655,531
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,431,575
Series A 144A 5.60% 1/1/56 #	2,630,000	2,523,222
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,425,194
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,480,745
5.25% 8/1/55	2,500,000	2,078,050
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	9,311,213
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,525,000	1,419,988
Series A 5.25% 5/15/52	5,420,000	4,934,856
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,292,970
5.75% 11/15/45	3,000,000	2,673,030
5.75% 11/15/50	1,600,000	1,377,584
King County, Washington Public Hospital District No. 4 Revenue
(Snoqualmie Valley Health) Series A 7.00% 12/1/60	7,350,000	7,541,541
NQ- VQ [1125] 0126 (5100810)    19

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	$ 7,970,310
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,410,500
Series A 5.75% 8/15/55	1,500,000	1,428,930
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,706,445
Series A 5.00% 1/1/55	2,635,000	1,960,466
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	5,000,000	3,818,850
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	5,645,000	5,747,852
Massachusetts Development Finance Agency Revenue
(Care Communities, LLC Issue) Series A-1 144A 6.50% 7/15/60 #	7,400,000	7,404,884
(Seven Hills Foundation and Affiliates Issue)
6.00% 9/1/50	500,000	532,955
6.00% 9/1/55	1,000,000	1,061,520
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	5,000,000	3,585,750
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,470,000	1,949,423
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	4,223,084
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,550,062
5.375% 1/1/50	6,250,000	5,854,375
20    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
Series A 5.375% 1/1/51	2,000,000	$ 1,855,660
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	8,679,906
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) 5.00% 1/1/58 =, •	10,884,206	761,894
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.625% 7/1/46 #	1,000,000	1,002,380
Series A 144A 5.75% 7/1/54 #	2,000,000	2,001,540
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,069,540
(Bella Vida Forefront Living Project) Series A 6.50% 10/1/60	1,285,000	1,327,315
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37 ‡	120,000	120,000
Series A-2 7.50% 11/15/36 ‡	745,000	745,000
Series B 4.074% 11/15/61 •	3,245,893	1,395,799
(Cardinal Bay - Village on the Park)
Series A 5.25% 7/1/32	770,000	777,284
Series A 6.75% 7/1/44	3,015,000	3,089,320
Series A 7.125% 7/1/56	1,450,000	1,478,652
Series A-1 5.00% 7/1/46	660,000	595,650
Series A-1 5.00% 7/1/51	1,575,000	1,421,438
Series B 4.00% 7/1/31	635,000	495,300
Series B 4.75% 7/1/51	1,915,000	1,493,700
Series C 5.00% 7/1/31 ‡	250,000	125,000
Series C 5.25% 7/1/36 ‡	350,000	175,000
Series C 5.75% 7/1/51 ‡	2,250,000	1,125,000
Series D 6.00% 7/1/26 ‡	90,000	18,000
Series D 7.00% 7/1/51 ‡	1,350,000	270,000
NQ- VQ [1125] 0126 (5100810)    21

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Cardinal Bay - Village on the Park)
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	$ 4,182,450
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	14,016,777
(Superior Living Foundation Project) Series A 144A 6.50% 7/1/56 #	10,000,000	9,505,400
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	1,007,600
Series A 6.875% 10/1/57	6,500,000	6,578,715
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,441,062
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,891,640
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,602,476
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	445,730
Series A 5.375% 8/1/54	1,250,000	1,098,975
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group)
4.00% 10/1/52	5,000,000	4,401,350
4.00% 10/1/52 (AG)	1,950,000	1,754,161
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	5,000,000	3,550,900
Oregon State Facilities Authority Revenue
(Integrated Senior Foundation - Refunding Project) Series A-1 144A 7.25% 3/1/60 #	7,000,000	7,008,890
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,466,750
22    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	$ 4,039
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	2,099,000
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,807,040
Public Finance Authority Charter School Revenue
(Inperium Project) 144A 5.75% 12/1/54 #	13,000,000	13,064,090
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	1,992,360
Series A 5.50% 11/15/49	10,700,000	9,865,293
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,454,570
South Carolina Jobs-Economic Development Authority Revenue
(Beaufort Memorial Hospital & South Broad Healthcare Project) 5.75% 11/15/54	2,250,000	2,334,510
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	707,096
5.50% 12/1/43	1,250,000	1,181,187
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	599,364
Series A 5.125% 8/15/45	1,800,000	1,600,632
Stamford Housing Authority Revenue
(Mozaic Concierge Living Project)
Series A 6.25% 10/1/60	1,500,000	1,501,935
Series A 6.50% 10/1/55	2,285,000	2,332,756
NQ- VQ [1125] 0126 (5100810)    23

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	7,000,000	$ 6,678,700
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,276,000
Series A 6.75% 11/15/52	5,800,000	5,841,180
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,433,405
Series A 144A 6.125% 10/1/52 #	2,570,000	1,662,482
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	21,677,213
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	7,875,000	7,905,634
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 4.50% 7/1/56 #	4,410,000	3,583,037
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	925,000	925,703
Series A 6.125% 7/1/39	750,000	750,360
Series A 6.25% 7/1/44	2,500,000	2,500,500
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services, Inc. Project)
6.00% 7/1/60	6,000,000	6,051,960
6.625% 7/1/60	1,500,000	1,565,220
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,131,500
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/53	1,945,000	1,666,787
Third Tier Series C 7.00% 7/1/43	1,000,000	904,030
Third Tier Series C 7.50% 7/1/53	1,000,000	904,320
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	527,315
24    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(Dickson Hollow Phase II Project)
6.00% 10/1/44	300,000	$ 316,170
6.125% 10/1/59	2,750,000	2,851,365
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	639,579
Series A 5.00% 11/1/46	1,000,000	931,900
Series A 5.00% 11/1/54	8,425,000	7,551,580
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project) Series A 144A 5.125% 6/1/48 #	1,375,000	1,267,654
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,368,650	2,368,437
Series A 5.75% 12/1/48	2,576,272	2,576,014
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,227,350
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,356,480
		521,161,602
Housing Revenue Bonds — 3.16%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,132,305
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	650,000	584,311
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	4,140,098
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,790,090
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,852,940
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,309,470
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	1,805,000	1,875,070
NQ- VQ [1125] 0126 (5100810)    25

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Georgia Housing & Finance Authority Revenue
Series B 5.20% 12/1/48	1,080,000	$ 1,120,684
Series B 5.25% 6/1/51	275,000	285,700
Series E 5.25% 6/1/55 (GNMA) (FNMA) (FHLMC)	6,000,000	6,201,480
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47 (GNMA) (FNMA) (FHLMC)	5,605,000	5,841,643
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,465
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43 (GNMA) (FNMA) (FHLMC)	1,500,000	1,551,675
Series D-1 5.125% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,850,000	1,902,447
Series D-1 5.20% 7/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,118,600
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,177,650
New Jersey Housing & Mortgage Finance Agency Revenue
(Social Bonds) Series M 5.10% 10/1/50	7,500,000	7,743,000
New York City, New York Housing Development Revenue
(8 Spruce Street) Series RE 5.25% 12/15/43	6,000,000	6,181,380
Ohio Housing Finance Agency Revenue
(Havens Edge Apartments Project) Series A 144A 5.70% 8/1/43 #	3,500,000	3,626,385
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds) Series 143A 5.45% 4/1/51	5,000,000	5,247,050
South Carolina Jobs-Economic Development Authority Revenue
(Palmera Apartments) 144A 6.75% 12/1/60 #	5,000,000	5,300,300
Tennessee Housing Development Agency Revenue
(Social Bonds) Series A 5.20% 7/1/55	3,250,000	3,341,553
26    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Texas Community Housing & Economic Development Revenue
(Agape Helotes) Series A1 144A 6.25% 1/1/65 #	7,500,000	$ 7,015,275
Virginia Housing Development Authority Revenue
Series A 5.30% 11/1/53	3,500,000	3,599,750
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	782,551
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,636,680
		103,108,552
Industrial Development Revenue/Pollution ControlRevenue Bonds — 20.16%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,000,880
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 6.00% 5/1/42 #	1,250,000	1,351,375
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	153,690
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	501,255
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	10,766,000
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	10,859,300
(United States Steel Corporation Project)
5.45% 9/1/52 (AMT)	3,500,000	3,514,630
5.70% 5/1/53 (AMT)	18,750,000	19,130,437
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,469,614
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	4,775,000	3,401,233
Series A-2 Class 1 4.00% 6/1/48	9,150,000	7,960,042
NQ- VQ [1125] 0126 (5100810)    27

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series B-2 Class 2 5.00% 6/1/55	39,670,000	$ 33,462,438
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,208,985
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	3,195,600
Series G 5.00% 11/1/55 •	5,000,000	5,250,950
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	8,952,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	474,875
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 12.00% 1/1/65 (AMT) •	25,605,000	21,764,250
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	18,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	59,063
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed)
Series A 0.255% 5/15/57 ^	251,035,000	11,991,942
Series B 9.403% 5/15/57 ^	3,420,000	103,352
City of Houston, Texas Airport System Revenue
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,001,360
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	850,000	850,943
28    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal Improvement Projects) Series B 5.50% 7/15/38 (AMT)	7,000,000	$ 7,576,730
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	4,970,050
Colorado Educational & Cultural Facilities Authority Revenue
(The Stanley Project) Series A1 144A 6.875% 2/1/59 #	10,000,000	10,530,300
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	12,027,400
Series D 7.392% 6/15/55 ^	262,500,000	23,226,000
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 1.644% 6/1/60 #, ^	267,185,000	9,383,537
Series D 7.815% 6/1/55 ^	4,000,000	315,360
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	5,450,000	2,795,414
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	15,000,000	14,980,050
5.50% 7/1/53 (AMT)	30,000,000	24,900,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	9,060,000	7,616,470
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	9,536,000
Georgia Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	3,000,000	2,998,110
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.491% 6/1/66 ^	318,050,000	34,231,721
NQ- VQ [1125] 0126 (5100810)    29

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	$ 10,392,475
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	6,635,000	331,750
Industrial Development Board Of The City Of Kingsport Tennessee Revenue
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	7,381,950
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	24,037,002
Series F 144A 0.896% 6/1/57 #, ^	418,235,000	20,970,303
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	10,670,000	9,082,304
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	7,047,530
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	10,000,000	9,712,900
Series B 4.75% 12/1/54 (AMT)	10,090,000	9,429,206
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	21,815,625
30    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46 ‡	10,000,000	$ 7,607,200
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 12.00% 1/1/65 (AMT) •	7,215,000	6,132,750
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #	1,952,380	20
New Hampshire Business Finance Authority Revenue
(Mill Creek Project) 144A 5.95% 12/1/31 #	900,000	899,379
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.875% 12/15/33 #	6,000,000	5,944,080
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	2,825,000	2,828,673
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,272,197
New York Counties Tobacco Trust IV Revenue
Series F 1.937% 6/1/60 ^	105,000,000	4,986,450
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	13,560,828
New York Counties Tobacco Trust VI Pass-Through Revenue
Series C 5.00% 6/1/51 ♦	1,000,000	848,140
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,044,950
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	11,640,000	10,982,456
NQ- VQ [1125] 0126 (5100810)    31

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Ohio, Port of Greater Cincinnati Development Authority Revenue
(RBM Phase 3 Garage Project) 5.125% 12/1/55	1,500,000	$ 1,467,570
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,501,755
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,285,900
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	1,949,340
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	1,920,560
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,000,440
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	7,500,000	7,190,625
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,258,360
5.25% 12/1/27	2,235,000	2,310,029
5.25% 12/1/28	1,050,000	1,102,385
5.50% 12/1/29	765,000	822,306
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	230,000	232,399
Savannah-Georgia Convention Center, Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 6.25% 6/1/61 #	9,250,000	9,309,663
SkyRidge Pegasus Infrastructure Financing District Revenue
144A 5.25% 12/1/44 #	6,500,000	6,440,460
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,098,170
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,792,348
32    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	$ 15,231,450
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	698,431
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,548,519
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 Class 2 5.00% 6/1/48	660,000	652,060
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,001,500
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	6,000,000	6,016,020
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,011,950
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	10,510,000	7,978,562
Series B-1 5.00% 6/1/47	2,200,000	1,826,198
(Capital Appreciation Bonds)
First Subordinate Series C 2.949% 6/1/47 ^	95,170,000	24,391,119
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	44,952,126
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project) 5.75% 6/30/60 (AMT)	4,250,000	4,421,402
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,255,000	5,220,475
		657,470,403
NQ- VQ [1125] 0126 (5100810)    33

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 2.43%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	$ 2,241,900
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,771,450
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	11,000,000	8,354,830
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 0.653% 12/15/56 ^	6,110,000	1,307,601
Series A 4.00% 6/15/52	5,305,000	4,509,728
Series B 1.407% 12/15/54 ^	16,210,000	3,853,279
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	876,786
New Hampshire Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	1,500,000	1,498,890
New Jersey Transportation Trust Fund Authority Revenue
Series BB 3.00% 6/15/50	7,265,000	5,491,831
Series CC 4.125% 6/15/50	5,000,000	4,699,250
(Transportation Program) Series BB 4.00% 6/15/50	5,925,000	5,459,651
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	3,059,789
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,213,657
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	7,000,000	7,000,000
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,255,365
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,786,450
New York State Urban Development Revenue
Series A 3.00% 3/15/50	2,000,000	1,483,460
34    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	$ 981,150
5.375% 2/1/41	1,300,000	1,224,054
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AG) ^	2,250,000	1,483,785
Series A 6.44% 7/15/37 (AG) ^	4,000,000	2,495,160
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	3,041,850
		79,089,916
Local General Obligation Bonds — 4.04%
Adams County, Colorado Parterre Metropolitan District No 5
Series A 5.875% 12/1/45	1,250,000	1,309,400
Series A 6.125% 12/1/55	1,730,000	1,821,846
Aledo Independent School District
3.00% 2/15/50 (PSF)	5,000,000	3,845,050
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	9,785,000	9,172,361
Series A 5.75% 12/1/50	5,000,000	4,896,600
Series A 6.00% 12/1/49	9,500,000	9,574,290
Series A 6.25% 12/1/50	2,550,000	2,614,872
Series B 4.00% 12/1/39	2,500,000	2,207,600
Series B 4.00% 12/1/40	2,000,000	1,728,920
Series D 5.00% 12/1/46	6,205,000	5,579,412
(Dedicated Revenues)
Series A 144A 7.00% 12/1/46 #	2,500,000	2,568,225
Series H 5.00% 12/1/36	4,850,000	4,833,316
Series H 5.00% 12/1/46	2,390,000	2,149,040
City of Chicago, Illinois
(Chicago Recovery Plan) Series A 5.00% 1/1/43	12,100,000	11,845,779
City of Horace
Series C 5.00% 5/1/50	1,500,000	1,504,545
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33 (PSF)	1,550,000	1,789,739
NQ- VQ [1125] 0126 (5100810)    35

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Fort Bend, Texas Lamar Consolidated Independent School District
4.00% 2/15/62 (PSF)	3,000,000	$ 2,733,420
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	944,600
Series A-2 144A 5.25% 12/1/44 #	1,500,000	1,475,715
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,000,000	1,553,700
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	6,351,600
New Hampshire Business Finance Authority Revenue
144A 5.375% 12/15/35 #	4,800,000	4,796,688
(Easton Park Project) 144A 5.625% 2/1/30 #	6,000,000	5,993,220
New Hampshire, National Finance Authority Revenue
(Tamarron Project, Fort Bend County, Texas) 144A 5.25% 12/1/35 #	4,826,000	4,812,342
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,242,364
Public Finance Authority Revenue
(Two Step Project) 144A 5.70% 12/15/34 #, ^	9,000,000	5,263,290
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	890,890
Village of Riverdale, Illinois
8.00% 10/1/36	6,435,000	6,450,315
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	3,077,363	3,069,300
(Waterstone Project) 144A 5.50% 12/15/38 #	10,000,000	10,040,900
		131,695,839
Pre-Refunded Bonds — 0.92%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,600,000	2,793,726
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,678,213
36    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Decatur County, Texas Hospital Authority
(Wise Regional Health System) Series C 4.00% 9/1/44-31 §	2,036,000	$ 2,173,186
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	12,224,487
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	5,076,923
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,023,700
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	55,857
		30,026,092
Resource Recovery Revenue Bonds — 0.15%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	2,812,106	407,756
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,658,404	4,595,042
		5,002,798
Special Tax Revenue Bonds — 13.16%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	2,000,000	2,022,300
144A 5.75% 12/1/54 #	8,750,000	8,850,712
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,355,000	2,365,009
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,287,622
NQ- VQ [1125] 0126 (5100810)    37

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Arrowhead Springs Public Infrastructure District Revenue
(Arrowhead Springs Assessment Area) 144A 5.625% 12/1/54 #	3,200,000	$ 3,236,832
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,148,000
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	5,130,000	5,190,021
Black Rock Mountain Resort Public Infrastructure District Special Assessment Revenue
(Black Rock Mountain Resort Assessment Area) 144A 5.875% 12/1/54 #	8,000,000	8,287,040
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	225,000	220,876
Build NYC, New York Resource Revenue
(Quilici Ranch) 5.125% 6/1/47 #	1,000,000	994,570
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45 ‡	2,460,000	1,968,000
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,001,330
144A 5.40% 3/1/45 #	2,000,000	2,001,320
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	790,000
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	207,814
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	2,911,025
Commonwealth of Puerto Rico Revenue
1.766% 11/1/51 •	15,373,449	10,050,392
3.116% 11/1/43 •	64,687,786	41,481,043
38    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.41% 11/1/51 •	16,372,743	$ 9,557,589
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,655,998
Creekwalk Marketplace Business Improvement District Revenue
(In The City Of Colorado Springs) Series A 6.00% 12/1/54	5,900,000	5,884,483
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,630,675
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	56,414,670	54,921,938
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,642,000
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	640,000
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	290,000	254,649
3.50% 9/1/45	695,000	532,273
4.00% 9/1/51	475,000	401,470
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,140,970
Series E 6.125% 3/1/57	3,250,000	3,423,485
Kansas City Industrial Development Authority Revenue
(Historic Northeast Redevelopment Plan)
Series A-1 144A 5.00% 6/1/46 #	1,875,000	1,838,025
Series A-1 144A 5.00% 6/1/54 #	1,250,000	1,185,662
NQ- VQ [1125] 0126 (5100810)    39

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	625,611	$ 563,050
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	725,000	760,344
144A 5.75% 6/1/42 #	1,075,000	1,112,872
144A 5.75% 6/1/47 #	1,530,000	1,560,110
144A 6.00% 6/1/52 #	1,750,000	1,799,735
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	403,564
5.75% 6/1/43	500,000	531,070
6.00% 6/1/53	1,000,000	1,053,330
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	1,480,679	266,522
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,052
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, φ	859,000	300,650
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,945,000	4,095,738
Mida Mountain Village Public Infrastructure District Revenue
(Subordinate)
Series 1 144A 5.125% 6/15/54 #	3,000,000	2,995,680
Series 2 144A 6.00% 6/15/54 #	4,410,000	4,545,828
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	500,225
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,200,000	1,206,492
Series A 5.50% 8/1/35	1,500,000	1,509,645
40    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Monongalia County, West Virginia Revenue
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	795,000	$ 830,767
Series A 144A 5.75% 6/1/43 #	1,315,000	1,390,770
Series A 144A 6.00% 6/1/53 #	1,315,000	1,385,971
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries E-1 3.00% 2/1/51	3,860,000	2,880,757
(Subordinate Bonds) Series A-3 3.00% 5/1/45	4,000,000	3,177,840
New York State Dormitory Authority Revenue
Series A 3.00% 3/15/49	5,000,000	3,746,900
(General Purpose)
Series A 3.00% 3/15/50	7,000,000	5,192,110
Series E 3.00% 3/15/51	4,980,000	3,679,921
New York State Urban Development Revenue
(General Purpose)
Series A 3.00% 3/15/50	10,810,000	8,003,940
Series E 3.00% 3/15/50	2,500,000	1,851,050
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	6,000,000	4,428,480
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,452,585
Point Phase 1 Public Infrastructure District No. 1 Revenue
Series A-1 6.125% 3/1/55	3,000,000	3,131,670
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	2,005,080
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.587% 7/1/46 ^	106,758,000	36,403,410
Series A-1 2.149% 7/1/51 ^	140,182,000	34,934,756
Series A-1 4.75% 7/1/53	29,669,000	28,244,888
Series A-1 5.00% 7/1/58	23,672,000	23,079,253
Series A-2 4.536% 7/1/53	1,022,000	932,187
Series B-1 4.75% 7/1/53	5,619,000	5,349,288
NQ- VQ [1125] 0126 (5100810)    41

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	600,000	$ 602,364
8.00% 8/1/38	1,500,000	1,506,030
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	830,000	830,399
Series A 144A 5.25% 9/1/45 #	3,540,000	3,540,814
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	1,300,000	1,336,244
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	262,500
Town of Bridgeville, Delaware Revenue
(Heritage Shores Special Development District)
144A 5.25% 7/1/44 #	875,000	886,051
144A 5.625% 7/1/53 #	1,530,000	1,558,841
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,445,360
6.75% 12/1/52	4,000,000	4,066,920
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	3,086,280
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,535,000	2,028,000
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	9,100,000
Series B 144A 6.50% 6/1/56 #	1,000,000	760,000
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	4,770,571
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	2,555,000	2,511,284
		429,295,961
42    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 4.81%
California State
4.00% 9/1/29	3,950,000	$ 4,170,963
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	18,225,000	13,176,311
Series D 4.00% 11/1/35	5,000,000	5,185,600
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	4,913,928	4,724,349
Series A-1 4.00% 7/1/41	22,956,237	21,227,632
Series A-1 4.00% 7/1/46	80,775,861	71,872,746
Illinois State
5.00% 1/1/28	1,190,000	1,191,964
5.50% 5/1/39	6,000,000	6,412,200
Series A 5.125% 12/1/29	1,310,000	1,362,387
Series A 5.50% 3/1/47	6,500,000	6,835,400
Series B 3.00% 12/1/41	2,605,000	2,086,344
Series C 4.00% 10/1/41	400,000	380,724
Series C 4.00% 10/1/42	2,900,000	2,724,956
Series C 4.00% 10/1/48	1,000,000	887,400
Series C 5.00% 11/1/29	4,600,000	4,765,876
Series F 5.25% 9/1/49	7,500,000	7,774,050
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,244,382
		157,023,284
Transportation Revenue Bonds — 6.99%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	4,000,000	4,160,120
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	7,500,000	6,591,000
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,743,475
7.85% 1/1/40 ^	2,000,000	1,092,960
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,459,100
NQ- VQ [1125] 0126 (5100810)    43

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport)
Series D 4.00% 5/15/51 (AMT)	3,000,000	$ 2,694,510
Series F 3.00% 5/15/49 (AMT)	3,030,000	2,192,053
(Senior Bonds) Series C 4.00% 5/15/50 (AMT)	2,155,000	1,945,987
City of Salt Lake, Utah Airport Revenue
Series A 4.00% 7/1/51 (AMT)	1,395,000	1,241,104
Colorado High Performance Transportation Enterprise Revenue
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,252,373
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 10.00% 7/1/57 (AMT) #, •	25,865,000	19,398,750
(Brightline Florida Passenger Rail Project) 144A 14.00% 7/15/32 (AMT) #, •	35,285,000	11,467,625
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,564,520
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.00% 9/1/66 (AMT)	6,575,000	6,278,862
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail And Capital Improvement Project) Series B 3.00% 10/1/50 (AG)	1,770,000	1,289,303
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	22,575,000	23,076,842
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 5.375% 6/30/60 (AMT)	10,000,000	10,035,700
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.50% 6/30/54 (AMT)	8,000,000	8,118,800
5.50% 6/30/60 (AMT)	7,500,000	7,601,925
44    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
6.00% 6/30/54 (AMT)	15,220,000	$ 15,832,910
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,599,477
5.00% 12/1/41 (AMT)	4,920,000	5,109,272
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) Series C 4.97% 7/1/41 ^	4,160,000	1,938,518
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 3.00% 12/1/51	2,500,000	1,878,525
Pennsylvania Turnpike Commission Revenue
Subordinate Series B 3.00% 12/1/51	2,500,000	1,847,900
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien) Series B 3.25% 7/1/49 (AMT)	1,555,000	1,194,831
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	4,345,100
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	7,595,000	6,859,044
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	12,290,000	12,818,839
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	6,705,000	6,557,825
Tulsa Municipal Airport Trust Trustees Revenue
(American Airlines, Inc. Project)
6.25% 12/1/35 (AMT)	4,000,000	4,615,960
6.25% 12/1/40 (AMT)	5,250,000	5,897,797
Virginia Port Authority Revenue
5.25% 7/1/55	5,000,000	5,327,150
NQ- VQ [1125] 0126 (5100810)    45

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	$ 3,734,746
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	11,250,000	11,677,950
6.50% 12/31/65 (AMT)	15,000,000	16,600,050
		228,040,903
Water & Sewer Revenue Bonds — 0.68%
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	183,269
5.00% 11/1/28	30,000	30,586
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	10,000,000	10,540,400
New York City Municipal Water Finance Authority Revenue
Subseries AA-1 3.50% 6/15/48	5,000,000	4,250,500
Subseries BB-1 3.00% 6/15/44	8,750,000	7,016,625
		22,021,380
Total Municipal Bonds (cost $3,363,115,286)		3,182,879,649
	Number of shares
Common Stock — 0.06%
Industrial — 0.06%
TimberHP <<, =, †, π	436,852	2,100,559
Total Common Stock (cost $2,100,559)		2,100,559
Principal amount°
Short-Term Investments — 0.61%
Variable Rate Demand Notes — 0.61%
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 2.25% 11/15/52 (SPA - Northern Trust)¤	5,600,000	5,600,000
46    NQ- VQ [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 2.85% 3/1/60 (LOC - TD Bank, N.A.)¤	13,200,000	$ 13,200,000
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) Series B-2 2.85% 1/1/39 (LOC - TD Bank, N.A.)¤	1,000,000	1,000,000
Total Short-Term Investments (cost $19,800,000)		19,800,000
Total Value of Securities—98.26% (cost $3,385,015,845)		3,204,780,208

Receivables and Other Assets Net of Liabilities—1.74%		56,778,553
Net Assets Applicable to 329,721,987 Shares Outstanding—100.00%		$3,261,558,761
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $1,025,868,595, which represents 31.45% of the Fund’s net assets.
‡	Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2025.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
NQ- VQ [1125] 0126 (5100810)    47

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
φ	Step coupon bond. Stated rate in effect at November 30, 2025 through maturity date.
<<	Affiliated company.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At November 30, 2025, the aggregate value of restricted securities was $2,100,559, which represented 0.06% of the Fund’s net assets. See the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$2,100,559	$2,100,559
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
48    NQ- VQ [1125] 0126 (5100810)

Summary of abbreviations: (continued)
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- VQ [1125] 0126 (5100810)    49